Note 5 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2019	December 31, 2020

Accrued payroll expenses	231,093	339,004
Accrued interest expense	590,216	173,576
Accrued general and administrative expenses	111,720	187,311
Accrued commissions	67,682	76,130
Other accrued expenses	724,610	524,399
Total	1,725,321	1,300,420